Vanguard Intermediate-Term Corporate Bond Index Fund Investment Objectives and Goals - ETF Prospectus [Member] - Vanguard Intermediate-Term Corporate Bond Index Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard Intermediate-Term Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Intermediate-Term Corporate Bond ETF, an exchange-traded share class of Vanguard Intermediate-Term Corporate Bond Index Fund (the “Fund”), seeks to track the performance of a market-weighted corporate bond index with an intermediate-term dollar-weighted average maturity.